UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05617

SCM Trust

(Exact name of registrant as specified in charter)

1050 17th Street, Suite 1710

Denver, CO 80265

 (Address of principal executive offices) (Zip code)

Steve Rogers

1050 17th Street, Suite 1710

Denver, CO 80265

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 955-9988.

Date of fiscal year end: April 30

Date of reporting period: October 31, 2017

SEMI-ANNUAL REPORT

October 31, 2017

Shelton Tactical Credit Fund

Shelton International Select Equity Fund

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of beneficial interest of The SCM Trust which contains information about the management fee and other costs. Investments in shares of The SCM Trust are neither insured nor guaranteed by the U.S. Government.

About Your Fund’s Expenses (Unaudited)	October 31, 2017

	Beginning Account Value May 1, 2017 (in U.S. Dollars)	Ending Account Value October 31, 2017 (in U.S. Dollars)	Expenses Paid During Period* (in U.S. Dollars)	Net Annual Expense Ratio
Shelton Tactical Credit Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,016	$7.32	1.44%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,018	$7.32	1.44%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,014	$8.58	1.69%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,016	$8.59	1.69%

Shelton International Select Equity Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,157	$5.38	0.99%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,020	$5.04	0.99%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,155	$6.74	1.24%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,019	$6.31	1.24%

*	Expenses are equal to the Fund’s expense ratio annualized.

Top Holdings and Sector Breakdowns (Unaudited)	October 31, 2017

Shelton Tactical Credit Fund

Security		Maturity Date	Market Value	Percentage of Total Investment
1	Fertitta Entertainment Inc	10/01/2025	$ 2,055,000	8.93%
2	Altice NV	02/15/2025	1,627,500	7.08%
3	Apollo Global Management LLC	11/15/2024	1,579,688	6.87%
4	One Rock Capital Partners LLC	11/01/2024	1,520,625	6.61%
5	Icahn Enterprises LP	02/01/2024	1,323,438	5.75%
6	Apax Partners LLP	11/01/2021	1,112,500	4.84%
7	Transocean Ltd	07/15/2023	1,112,125	4.83%
8	Scientific Games Corp	12/01/2022	1,106,180	4.81%
9	Bain Capital LP	09/15/2023	1,092,500	4.75%
10	Platinum Equity LLC	03/15/2024	1,085,000	4.72%

Shelton International Select Equity Fund

Security		Market Value	Percentage of Total Investment
1	Taiwan Semiconductor Manufacturing	$ 1,583,142	3.50%
2	Tencent Holdings Ltd	1,537,868	3.40%
3	KBC Group NV	1,449,202	3.20%
4	BNP Paribas SA	1,421,389	3.14%
5	ITOCHU Corp	1,420,442	3.14%
6	Ambu A/S	1,420,033	3.14%
7	AIA Group Ltd	1,412,989	3.12%
8	Thales SA	1,375,965	3.04%
9	Intertek Group PLC	1,347,173	2.98%
10	Bangkok Bank PCL	1,340,202	2.96%

Shelton Tactical Credit Fund Portfolio of Investments (Unaudited) October 31, 2017

Security Description	Shares	Par Value	Rate	Maturity	Value
Common Stock (3.46%)

Communications (0.38%)
Cisco Systems Inc	2,900				$99,035

Total Communications					99,035

Consumer, Cyclical (1.15%)
Costco Wholesale Corp	615				99,064
McDonald's Corp	610				101,815
NIKE Inc	1,875				103,106

Total Consumer, Cyclical					303,985

Financial (0.76%)
Goldman Sachs Group Inc	410				99,417
Mastercard Inc	685				101,907

Total Financial					201,324

Industrial (0.76%)
Boeing Co	385				99,322
United Technologies Corp	835				100,000

Total Industrial					199,322

Technology (0.41%)
Apple Inc	640				108,186

Total Technology					108,186

Total Common Stock (Cost $901,383)					911,852

Corporate Debt (83.67%)

Communications (14.20%)
Altice Luxembourg SA		1,500,000	7.625%	02/15/2025	1,627,500
Centurylink Inc		1,000,000	7.500%	04/01/2024	1,062,500
Intelsat Jackson Holdings		1,000,000	8.000%	02/15/2024	1,060,000

Total Communications					3,750,000

Consumer, Cyclical (19.64%)
BCD Acquisition Inc		1,000,000	9.625%	09/15/2023	1,092,500
Golden Nugget Inc		2,000,000	8.750%	10/01/2025	2,055,000
Rite Aid Corp		1,000,000	6.125%	04/01/2023	930,000
Scientific Games International		1,000,000	10.000%	12/01/2022	1,106,180

Total Consumer, Cyclical					5,183,680

Consumer, Non-Cyclical (11.81%)
Avantor Inc		1,000,000	9.000%	10/01/2025	1,010,080
Herc Rentals Inc		919,000	7.500%	06/01/2022	994,634
Kinetic Concept/KCI USA		1,000,000	12.500%	11/01/2021	1,112,500

Total Consumer, Non-Cyclical					3,117,214

See accompanying notes to financial statements.

Shelton Tactical Credit Fund Portfolio of Investments (Unaudited) (Continued) October 31, 2017

Security Description	Shares	Par Value	Rate	Maturity	Value
Corporate Debt (83.67%) (Continued)

Energy (9.16%)
McDermott International		1,015,000	8.000%	05/01/2021	$1,047,988
Transocean Inc		250,000	7.500%	01/15/2026	257,500
Transocean Inc		1,025,000	9.000%	07/15/2023	1,112,125

Total Energy					2,417,613

Financial (8.96%)
ICAHN Enterprises		1,250,000	6.750%	02/01/2024	1,323,438
Jefferies Financial LLC		1,000,000	7.500%	04/15/2021	1,042,500

Total Financial					2,365,938

Industrial (9.87%)
Blueline Rental Corp		1,000,000	9.250%	03/15/2024	1,085,000
FXI Holdings Inc		1,500,000	7.875%	11/01/2024	1,520,625

Total Industrial					2,605,625

Technology (10.03%)
First Data Corp		1,000,000	7.000%	12/01/2023	1,070,019
Rackspace Hosting		1,500,000	8.625%	11/15/2024	1,579,687

Total Technology					2,649,706

Total Corporate Debt (Cost $21,093,117)					22,089,776

Total Investments (Cost $21,994,500)(a)(87.13%)					$23,001,628
Other Net Assets (12.87%)					3,398,146
Net Assets (100.00%)					$26,399,774

(a)	Aggregate cost for federal income tax purpose is $22,334,738

At October 31, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$685,474
Unrealized depreciation	(18,584)
Net unrealized appreciation	$666,890

See accompanying notes to financial statements.

Shelton International Select Equity Fund Portfolio of Investments (Unaudited) October 31, 2017

Security Description	Shares	Value
Common Stock (98.63%)

Belgium (3.16%)
KBC Group NV	17,445	$1,449,202

Total Belgium		1,449,202

Brazil (2.07%)
Banco Bradesco SA	89,975	951,036

Total Brazil		951,036

Britain (7.62%)
ASOS PLC*	10,690	808,734
Intertek Group PLC	18,700	1,347,173
Unilever NV	23,120	1,340,035

Total Britain		3,495,942

Canada (1.76%)
Alimentation Couche-Tard Inc	17,200	807,096

Total Canada		807,096

China (5.51%)
Alibaba Group Holding Ltd*	5,350	989,162
Tencent Holdings Ltd	34,300	1,537,868

Total China		2,527,030

Denmark (3.11%)
Ambu A/S*	15,400	1,420,033

Total Denmark		1,420,033

France (13.24%)
BNP Paribas SA	18,200	1,421,389
L'Oreal SA	5,680	1,264,162
Thales SA	13,200	1,375,965
TOTAL SA	17,452	973,231
Valeo SA	15,300	1,035,560

Total France		6,070,307

Germany (9.36%)
Adidas AG	4,600	1,023,794
Beiersdorf AG	10,550	1,183,549
Siemens AG	5,925	845,536
Wirecard AG	12,600	1,241,057

Total Germany		4,293,936

Hong Kong (3.08%)
AIA Group Ltd	187,800	1,412,989

Total Hong Kong		1,412,989

Indonesia (3.00%)
Bank Rakyat Indonesia Persero	726,630	835,792
Telekomunikasi Indonesia Persero	18,010	541,020

Total Indonesia		1,376,812

Ireland (2.80%)
CRH PLC	34,115	1,286,458

Total Ireland		1,286,458

Japan (19.64%)
CyberAgent Inc	30,400	936,372
Daikin Industries Ltd	10,100	1,108,396
ITOCHU Corp	81,600	1,420,442
Komatsu Ltd	40,000	1,301,417
Mitsubishi UFJ Financial Group	114,200	766,325
Murata Manufacturing Co Ltd	6,800	1,058,629
Start Today Co Ltd	42,750	1,162,523
Yaskawa Electric Corp	35,300	1,255,056

Total Japan		9,009,160

Luxembourg (2.47%)
ArcelorMittal*	39,428	1,130,608

Total Luxembourg		1,130,608

Netherlands (2.84%)
ING Groep NV	70,600	1,304,414

Total Netherlands		1,304,414

Norway (2.09%)
Norsk Hydro ASA	124,000	957,064

Total Norway		957,064

Singapore (2.61%)
DBS Group Holdings Ltd	71,650	1,198,023

Total Singapore		1,198,023

Switzerland (7.90%)
Dormakaba Holding AG	1,180	1,168,399
Givaudan SA	525	1,173,455
Nestle SA	15,200	1,280,296

Total Switzerland		3,622,150

Taiwan (3.45%)
Taiwan Semiconductor Manufacturing	37,400	1,583,142

Total Taiwan		1,583,142

See accompanying notes to financial statements.

Shelton International Select Equity Fund Portfolio of Investments (Unaudited) (Continued) October 31, 2017

Security Description	Shares	Value
Thailand (2.92%)
Bangkok Bank PCL	221,500	$1,340,202

Total Thailand		1,340,202

Total Common Stock (Cost $32,887,617)		45,235,604

Rights (0.00%)
Tencent Holdings*	27	—

Total Rights (Cost $0)		—

Total Investments (Cost $32,887,617)(A) (98.63%)		$45,235,604
Other Net Assets (1.37%)		629,877
Net Assets (100.00%)		$45,865,481

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $32,897,622

At October 31, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$12,416,621
Unrealized depreciation	(78,639)
Net unrealized appreciation	$12,337,982

See accompanying notes to financial statements.

Statements of Assets and Liabilities October 31, 2017 (Unaudited)

	Shelton Tactical Credit Fund	Shelton International Select Equity Fund
Assets
Investments in securities
Cost of investments	$21,994,500	$32,887,617
Market value of investments (Note 1)	23,001,628	45,235,604
Cash	4,429,922	380,941
Dividend receivable	—	74,802
Interest receivable	413,216	—
Receivable for securities sold	594,838	—
Reclaim receivable	—	260,567
Prepaid expenses	37,589	15,753
Total assets	$28,477,193	$45,967,667

Liabilities
Payables and Other Liabilities
Securities purchased	2,027,500	—
Investment advisor	24,913	25,886
12b-1 fees	7,282	3,304
Administration fees	1,149	6,304
Audit Fees	7,304	5,440
Custody fees	—	3,369
Fund accounting fees	3,986	21,543
Legal fees	133	16,580
Transfer agent fees	2,451	4,950
Other Expenses	2,701	14,810
Total liabilities	$2,077,419	$102,186

Net assets	$26,399,774	$45,865,481

Net assets at October 31, 2017 consist of
Paid-in capital	27,212,180	94,414,326
Undistributed net investment income	121,470	(2,652)
Accumulated net realized gain (loss)	(1,941,004)	(60,895,926)
Unrealized appreciation (depreciation) of investments	1,007,128	12,349,733
Total net assets	$26,399,774	$45,865,481

Net assets
Institutional Shares	17,528,441	42,217,116
Investor Shares	8,871,333	3,648,365

Shares outstanding
Institutional Shares (no par value, unlimited shares authorized)	1,673,823	2,067,494
Investor Shares (no par value, unlimited shares authorized)	850,168	178,965

Net asset value per share
Institutional Shares	10.47	20.42
Investor Shares	10.43	20.39

See accompanying notes to financial statements.

Statements of Operations For the Six Months Ended October 31, 2017 (Unaudited)

	Shelton Tactical Credit Fund	Shelton International Select Equity Fund
Investment income
Interest income	$1,036,241	$74
Dividend income (net foreign tax withheld —, $69,369 respectively	21,002	462,490
Total	1,057,243	462,564

Expenses
Management fees (Note 2)	178,022	167,421
Administration fees (Note 2)	16,324	25,469
Interest Expense	—	989
Transfer agent fees	4,945	21,507
Accounting services	10,827	15,402
Custodian fees	2,707	9,275
Legal and audit fees	7,526	27,680
CCO fees (Note 2)	1,218	4,714
Trustees fees	2,287	3,279
Insurance	71	162
Printing	2,994	10,680
Registration and dues	1,204	18,943
12b-1 fees Investor Shares (Note 2) (Class A Shares)	16,058	5,177
Other expenses	6,052	14,805
Total expenses	250,235	325,503
Less reimbursement from manager (Note 2)	(18,047)	(94,530)
Net expenses	232,188	230,973
Net investment income	825,055	231,591

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions	(24,371)	2,234,263
Net change in unrealized appreciation/depreciation of investments	(399,440)	4,011,535
Net realized and unrealized gain (loss) on investments	(423,811)	6,245,798
Net increase (decrease) in net assets resulting from operations	$401,244	$6,477,389

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	Shelton Tactical Credit Fund		Shelton International Select Equity Fund
	Six Months Ended October 31, 2017 (Unaudited)	Year Ended April 30, 2017	Six Months Ended October 31, 2017 (Unaudited)	Year Ended April 30, 2017
Operations
Net investment income (loss)	$825,055	$2,000,787	$231,591	$582,141
Net realized gain (loss) on investments	(24,371)	105,714	2,234,263	1,816,087
Net realized gain (loss) on written options contracts	—	119,872	—	—
Net realized gain (loss) from short sale transactions	—	(4,002)	—	—
Total net realized gain (loss)	(24,371)	221,584	2,234,263	1,816,087
Net change in unrealized appreciation/depreciation of investments	(399,440)	364,538	4,011,535	3,499,770
Net change in unrealized appreciation/depreciation of written options	—	(15,735)	—	—
Total net change in unrealized appreciation (depreciation) of investments	(399,440)	348,803	4,011,535	3,499,770
Net increase (decrease) in net assets resulting from operations	401,244	2,571,174	6,477,389	5,897,998

Distributions to shareholders
Distributions from net investment income
Institutional Shares (Class I Shares)	(515,797)	(1,135,785)	(831,350)	(505,743)
Investor Shares (Class A Shares)	(358,136)	(1,028,152)	(74,983)	(52,217)
Class C Shares	—	(99,729)	—	—
Distributions from realized capital gains on investments
Institutional Shares (Class I Shares)	—	—	—	—
Investor Shares (Class A Shares)	—	—	—	—
Class C Shares	—	—	—	—
Total distributions	(873,933)	(2,263,666)	(906,333)	(557,960)

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	(8,848,680)	5,945,473	(2,930,316)	(14,737,108)
Total increase (decrease)	(9,321,369)	6,252,981	2,640,740	(9,397,070)

Net assets
Beginning of year	35,721,143	29,468,162	43,224,741	52,621,811
End of year	$26,399,774	$35,721,143	$45,865,481	$43,224,741
Including undistributed net investment income (loss) of:	$121,470	$168,748	$—	$672,089

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

Shelton Tactical Credit Fund	Investor Shares
	Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30, 2017
	Shares	Value	Shares	Value
Shares sold	171,830	$1,805,049	1,728,782	$18,230,300
Shares issued in reinvestment of distributions	34,181	355,979	94,055	981,885
Shares repurchased	(876,997)	(9,162,526)	(1,389,678)	(14,563,404)
Net increase (decrease)	(670,986)	$(7,001,498)	433,159	$4,648,781

	Institutional Shares
	Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30, 2017
	Shares	Value	Shares	Value
Shares sold	382,722	$4,040,674	1,168,883	$12,347,311
Shares issued in reinvestment of distributions	47,485	495,794	103,675	1,081,813
Shares repurchased	(603,251)	(6,383,650)	(969,322)	(10,181,672)
Net increase (decrease)	(173,044)	$(1,847,182)	303,236	$3,247,452

Shelton International Select Equity Fund	Investor Shares (a)
	Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30, 2017
	Shares	Value	Shares	Value
Shares sold	1,055	$20,763	3,796	$61,537
Shares issued in reinvestment of distributions	3,118	61,964	2,648	43,243
Shares repurchased	(74,288)	(1,438,724)	(292,063)	(4,797,158)
Net increase (decrease)	(70,115)	$(1,355,997)	(285,619)	$(4,692,378)

	Institutional Shares (a)
	Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30, 2017
	Shares	Value	Shares	Value
Shares sold	127,935	$2,446,535	340,283	$5,634,219
Shares issued in reinvestment of distributions	40,564	807,223	28,733	468,912
Shares repurchased	(249,647)	(4,828,077)	(995,347)	(16,147,861)
Net increase (decrease)	(81,148)	$(1,574,319)	(626,331)	$(10,044,730)

(a)	Following the reorganization on July 28, 2017, Class A Shares and Class I Shares were renamed Investor Shares and Institutonal Shares, respectively. See note 5.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period

Shelton Tactical Credit Fund investor shares (c)	Six Months Ended October 31, 2017 (Unaudited)	Year Ended April 30, 2017	Year Ended April 30, 2016 (b)	For the Period December 16, 2014* to April 30, 2015 (b)
Net asset value, beginning of year	$10.59	$10.47	$10.38	$10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.28	0.63	0.55	0.11
Net gain (loss) on securities (both realized and unrealized)	(0.14)	0.26	(0.08)	0.35
Total from investment operations	0.14	0.89	0.47	0.46
LESS DISTRIBUTIONS
Dividends from net investment income	(0.30)	(0.77)	(0.35)	(0.08)
Distributions from capital gains	—	—	(0.03)
Total distributions	(0.30)	(0.77)	(0.38)	(0.08)
Net asset value, end of year	$10.43	$10.59	$10.47	$10.38

Total return	1.35%	8.84%	4.66%	4.57%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$8,871	$16,112	$11,392	$126
Ratio of expenses to average net assets:
Before expense reimbursements	0.90%	2.61%	2.91%	6.60%
After expense reimbursements	0.84%	1.65%	1.86%	1.68%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	2.64%	4.99%
After expense reimbursements	2.70%	5.96%	5.29%	2.97%
Portfolio turnover	142%	246%	695%	532%

Institutional Shares (c)	Six Months Ended October 31, 2017 (Unaudited)	Year Ended April 30, 2017	Year Ended April 30, 2016 (b)	For the Period December 16, 2014* to April 30, 2015 (b)
Net asset value, beginning of year	$10.62	$10.46	$10.38	$10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.29	0.67	0.56	0.12
Net gain (loss) on securities (both realized and unrealized)	(0.13)	0.27	(0.08)	0.34
Total from investment operations	0.16	0.94	0.48	0.46
LESS DISTRIBUTIONS
Dividends from net investment income	(0.31)	(0.78)	(0.37)	(0.08)
Distributions from capital gains	—	—	(0.03)
Total distributions	(0.31)	(0.78)	(0.40)	(0.08)
Net asset value, end of year	$10.47	$10.62	$10.46	$10.38

Total return	1.58%	9.35%	4.78%	4.60%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$17,528	$19,609	$16,139	$4,448
Ratio of expenses to average net assets:
Before expense reimbursements	0.78%	2.34%	2.66%	6.35%
After expense reimbursements	0.72%	1.39%	1.61%	1.42%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	2.70%	5.42%
After expense reimbursements	2.76%	6.37%	5.54%	3.22%
Portfolio turnover	142%	246%	695%	532%

*	Commencement of operations.
(a)	Calculated based upon average shares outstanding.
(b)	Audited by other independent registered public accounting firm.
(c)	As of March 17, 2017 Class A Shares and Class I Shares were renamed to Investor Shares and Institutional Shares, respectively.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period

Shelton International Select Equity Fund Investor Shares (d)	Six Months Ended October 31, 2017 (Unaudited)	Year Ended April 30, 2017	Year Ended April 30, 2016 (c)	Year Ended April 30, 2015 (c)	Year Ended April 30, 2014 (c)
Net asset value, beginning of year	$18.02	$15.88	$21.16	$23.48	$20.54
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.08	0.17	0.19	0.17	0.14
Net gain (loss) on securities (both realized and unrealized)	2.69	2.13	(4.97)	(2.34)	2.92
Total from investment operations	2.77	2.30	(4.78)	(2.17)	3.06
LESS DISTRIBUTIONS
Dividends from net investment income	(0.40)	(0.16)	(0.50)	(0.15)	(0.09)
Distributions from capital gains	—	—	—	—	(0.03)
Total distributions	(0.40)	(0.16)	(0.50)	(0.15)	(0.12)
Redemption Fees	—	—	—	— (b)	— (b)
Net asset value, end of year	$20.39	$18.02	$15.88	$21.16	$23.48

Total return	15.54%	14.55%	(22.51)%	(9.18)%	14.90%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$3,648	$4,488	$8,488	$31,583	$46,435
Ratio of expenses to average net assets:
Before expense reimbursements	0.85%	2.02%	1.53%	1.45%	1.45%
After expense reimbursements	0.63%	1.24%	1.48%	1.45%	1.49%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.19%
After expense reimbursements	0.41%	1.06%	1.11%	0.75%	0.67%
Portfolio turnover	23%	41%	40%	8%	6%

Institutional Shares (d)	Six Months Ended October 31, 2017 (Unaudited)	Year Ended April 30, 2017	Year Ended April 30, 2016 (c)	Year Ended April 30, 2015 (c)	Year Ended April 30, 2014 (c)
Net asset value, beginning of year	$18.03	$15.90	$21.20	$23.53	$20.59
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.10	0.22	0.25	0.24	0.20
Net gain (loss) on securities (both realized and unrealized)	2.69	2.13	(5.01)	(2.36)	2.92
Total from investment operations	2.79	2.35	(4.76)	(2.12)	3.12
LESS DISTRIBUTIONS
Dividends from net investment income	(0.40)	(0.22)	(0.54)	(0.21)	(0.15)
Distributions from capital gains	—				(0.03)
Total distributions	(0.40)	(0.22)	(0.54)	(0.21)	(0.18)
Redemption Fees	—	—	—	— (b)	— (b)
Net asset value, end of year	$20.42	$18.03	$15.90	$21.20	$23.53

Total return	15.67%	14.89%	(22.36)%	(8.94)%	15.18%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$42,217	$38,737	$44,133	$369,610	$347,791
Ratio of expenses to average net assets:
Before expense reimbursements	0.71%	1.76%	1.28%	1.20%	1.20%
After expense reimbursements	0.50%	0.99%	1.23%	1.20%	1.24%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.29%
After expense reimbursements	0.50%	1.32%	1.36%	1.11%	0.92%
Portfolio turnover	23%	41%	40%	8%	6%

(a)	Calculated based upon average shares outstanding.
(b)	Amount is less than $0.005 per share.
(c)	Audited by other independent registered public accounting firm.
(d)	As of July 28, 2017 Class A Shares and Class I Shares were renamed to Investor Shares and Institutional Shares, respectively.

See accompanying notes to financial statements.

SCM Trust	Notes to Financial Statements (Unaudited)	October 31, 2017

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The SCM Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Trust currently consists of five separate series, two of which are included in these financial statements. The SCM Trust is a Massachusetts business trust formed in July 1988.

The Shelton Tactical Credit Fund (“Tactical Credit Fund”) is an open-end, non-diversified series of the Trust. The inception date is December 16, 2014. The Fund’s investment objective is to seek current income and capital appreciation. Effective July 1, 2016, Shelton became the advisor to the Fund.

The Tactical Credit Fund is a successor to a series of the FundVantage Trust, a Delaware statutory trust, pursuant to a reorganization that took place after the close of business on March 17, 2017. Prior to March 17, 2017, the Successor Fund had no investment operations. As a result of the reorganization, holders of Class A Shares and Class C Shares of the Tactical Credit Fund received Investor Shares of the Shelton Tactical Credit Fund and holders of Advisor Class Shares received Institutional Shares of the Shelton Tactical Credit Fund.

The Shelton International Select Equity Fund (“International Select Equity Fund”) is an open-end, diversified series of the Trust. The inception date is July 31, 2009. The Fund’s investment objective is to achieve long-term capital appreciation by creating a portfolio composed of primarily large capitalization international equity growth stocks. Effective July 18, 2016, Shelton became the advisor to the Fund.

The International Select Equity Fund is a successor to a series of the FundVantage Trust, a Delaware statutory trust, pursuant to a reorganization that took place after the close of business on July 28, 2017. Prior to July 28, 2017, the Successor Fund had no investment operations. As a result of the reorganization, holders of Class A Shares of the International Select Equity Fund received Investor Shares of the Shelton International Select Equity Fund and holders of Class I Shares received Institutional Shares of the Shelton International Select Equity Fund.

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”.

(a)    Security Valuation — Equity securities listed on a national or international exchange are valued at the last reported sales price. Futures contracts are valued at the settle price, depending on the exchange the contract trades on, typically as of 4:15 p.m., Eastern Time. Municipal securities are valued by an independent pricing service at a price determined by a matrix pricing method. This technique generally considers such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. U.S. government securities for which market quotations are readily available are valued at the mean between the closing bid and asked prices provided by an independent pricing service. U.S. agency securities consisting of mortgage pass-through certificates are valued using dealer quotations provided by an independent pricing service. U.S. Treasury Bills are valued at amortized cost which approximates market value. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value.

Securities for which market quotes are not readily available from the Trust’s third-party pricing service are valued at fair value, determined in good faith and in accordance with procedures adopted by the Board of Trustees. The Board has delegated to its Pricing Committee the responsibility for determining the fair value, subject to the Board oversight and the review of the pricing decisions at its quarterly meetings.

(b)     Federal Income Taxes — No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all of their taxable income to shareholders.

(c)     Security Transactions, Investment Income and Distributions to Shareholders — Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for, in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Distributions to shareholders are recorded on the ex-dividend Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for PFICs, wash sales, REIT adjustments and post-October capital losses.

Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from a Fund’s investments in real estate investment trusts (“REITs”) are reported to the Fund after the end of the calendar year; accordingly, a Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

These “Book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences do not require reclassification.

(d)     Foreign Currency Translation — Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

(e) The Fund aims to use related credit asset classes on both the long and short side to generate an attractive rate of return with low volatility. Portfolio construction is implemented with a relative value framework and looks across the entire balance sheet of a corporation from senior secured down through subordinated, equity-linked bonds. This hedged approach is designed to generate performance that is less reliant on the direction of the overall market than a typical credit-based fund.

(f)     Use of Estimates in Financial Statements — In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

(g)     Share Valuations — The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of each Fund is equal to a Fund’s NAV per share.

SCM Trust	Notes to Financial Statements (Unaudited) (Continued)	October 31, 2017

(h)    Accounting for Uncertainty in Income Taxes — The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2013-2015), or expected to be taken in the Fund’s 2016 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(i)     Fair Value Measurements — The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Fund’s securities at October 31, 2017 using fair value hierarchy:

Fund	Level 1(a)	Level 2(a)		Level 3(a)	Total
Tactical Credit Fund	$911,852	$22,089,766	(b)	$—	$23,001,628
International Select Equity Fund	$45,235,604	$—		$—	$45,235,604
Total investments in securities	$46,147,456	$22,089,776		$—	$68,237,232

(a)	It is the Fund’s policy to recognize transfers between levels on the last day of the fiscal reporting period.
(b)	For a detailed break-out of Corporate Debt by major industry classification, please refer to the Portfolio of Investments.

NOTE 2 - INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

Shelton Capital Management (“Shelton Capital” or the “Advisor”), a California limited partnership, provides each Fund with management and administrative services pursuant to investment management and administration servicing agreements.

In accordance with the terms of the management agreement, the Advisor receives compensation at the following annual rates:

Net Assets
Tactical Credit Fund	1.17%
International Select Equity Fund	0.74%

The Advisor contractually agreed to reduce total operating expense to certain Funds of the Trust. This additional contractual reimbursement is effective until March 20, 2018 for the Tactical Credit Fund and July 29, 2018 for the International Select Equity Fund, unless renewed. Reimbursement is subject to recoupment within three fiscal years following reimbursement. Recoupment is limited to the extent the reimbursement does not exceed any applicable expense limit and the effect of the reimbursement is measured after all ordinary operating expenses are calculated; any such reimbursement is subject to the Board of Trustees’ review and approval. Reimbursements from the Advisor to affected Funds, and the voluntary expense limits, for the period ended October 31, 2017 are as follows:

	Voluntary Expense Limitation
Fund	Institutional Shares	Investor Shares	Expiration
Tactical Credit Fund	1.42%	1.67%	3/20/18
International Select Equity Fund	0.99%	1.24%	7/28/18

At April 30, 2017, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Funds that may be reimbursed was $992,652. The Advisor may recapture a portion of the above amount no later than the dates as stated below.

Fund	Expires 4/30/18	Expires 4/30/19	Expires 4/30/20	Total
Tactical Credit Fund	$45,147	$359,405	$315,415	$719,967
International Select Equity Fund	$—	$—	$272,685	$272,865
Total	$45,147	$359,405	$588,100	$992,652

A Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is contingent upon Board of trustee review and approval prior to the time the reimbursement is initiated.

SCM Trust	Notes to Financial Statements (Unaudited) (Continued)	October 31, 2017

As compensation for administrative duties not covered by the management agreement, Shelton Capital receives an administration fee, which was revised on January 1, 2011. The administration fee is based on assets held, in aggregate, by the SCM Trust and other funds within the same “family” of investment companies managed and administered by Shelton Capital. The fee rates are 0.10% on the first $500 million, 0.08% on the next $500 million, and 0.06% on combined assets over $1 billion. Administration fees are disclosed on the Statement of Operations.

Certain officers and trustees of the Trust are also partners of Shelton Capital. Gregory T. Pusch has served as the Chief Compliance Officer (“CCO”) of the Trust since March 2017. Mr. Pusch is also employed by Shelton Capital, the Advisor and Administrator to the Trust. The Trust is responsible for the portion of his salary allocated to his duties as the CCO of the Trust during his employment, and Shelton Capital is reimbursed by the Trust for this portion of his salary. The level of reimbursement is reviewed and determined by the Board of Trustees at least annually.

The SCM Trust adopted a Distribution Plan (the “Plan”), as amended (date), pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby the Advisor Shares of each Fund of the Shelton Funds pays the Distributor for expenses that relate to the promotion and distribution of shares. Under the Plan, the Advisor Shares of the Funds will pay the Distributor a fee at an annual rate of 0.25%, payable monthly, of the daily net assets attributable to such Fund’s Investor Shares. For the period of July 28, 2017 to October 31, 2017, the Distributor, an affiliate of Shelton, acted as the Funds' principal underwriter in a continuous public offering of the Institutional and Investor Shares of the International Select Equity Fund.

For the six months ended October 31, 2017, the following were paid:

Fund	Investor Shares 12b-1 Fees
Tactical Credit Fund	$16,058
International Select Equity Fund	$2,538

For the period of May 1, 2017 to July 28, 2017, Foreside Funds Distributors LLC provided principal underwriting services to for public offering of the Class I and Investor Class shares of the International Select Equity Fund.

Fund	Class I 12b-1 Fees
International Select Equity Fund	$2,639

NOTE 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term instruments for the period ended October 31, 2017 were as follows:

Fund	Purchases	Sales
Tactical Credit Fund	$35,917,390	$45,305,850
International Select Equity Fund	8,766,772	10,660,527

NOTE 4 - TAX CHARACTER

Reclassifications: Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended April 30, 2017, permanent differences resulting from different book and tax accounting for net operating losses, expiration of capital loss carryforwards and treatment of foreign currency gains have been reclassified. The reclassifications were as follows:

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income (Loss)	Increase (Decrease) Accumulated Gain (Loss)
Tactical Credit Fund	$—	$1,600	$(1,600)
International Select Equity Fund	$—	$241,174	$(241,174)

Tax Basis of Distributable Earnings: The tax character of distributable earnings at April 30, 2017 was as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carry Forwards	Unrealized Appreciation (Depreciation)	Post October and Other Losses (b)	Total Distributable Earnings
Tactical Credit Fund	$168,748	$—	$(1,271,351)	$1,066,330	$(303,444)	$(339,717)
International Select Equity Fund	$672,089	$—	$(63,120,184)	$8,328,193	$—	$(54,119,902)

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to wash sales and to the timing and recognition of income and gains for federal income tax purposes

Elective Deferrals: The Tactical Credit Fund has elected to defer $303,444 of capital losses recognized during the period November 1, 2016-April 30, 2017. The International Select Equity Fund has not elected to defer any capital losses.

The Tactical Credit Fund and International Select Equity Fund did not elect to defer ordinary losses to the period ending April 30, 2018.

SCM Trust	Notes to Financial Statements (Unaudited) (Continued)	October 31, 2017

Capital Losses: Capital loss carry forwards, as of April 30, 2017, available to offset future capital gains, if any, are as follows:

Expiring	Tactical Credit Fund	International Select Equity Fund
Long Term with No Expiration	$—	$4,973,686
Short Term with No Expiration	$1,271,351	$58,146,498
Total	$1,271,351	$63,120,184

Distributions to Shareholders: Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund.

The tax character of distributions paid during are as follows:

Fund	Year	Return of Capital	Ordinary Income	Long-Term Capital Gains (a)	Total Distributions
Tactical Credit Fund	April 30, 2016	$—	$1,630,748	$—	$1,630,748
	April 30 , 2017	$—	$2,263,666	$—	$2,263,666
International Select Equity Fund	April 30, 2016	$—	$5,610,353	$—	$5,610,353
	April 30, 2017	$—	$557,960	$—	$557,960

(a)	The Funds designate Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Internal Revenue Code for the year ended December 31, 2016.

NOTE 5 – REORGANIZATIONS

On February 22, 2017, the shareholders of the Tactical Credit Fund approved the agreement and plan of reorganization providing for the transfer of assets and assumption of liabilities of such funds by the Tactical Credit Fund shell. The reorganization was effective as of the close of business on March 17, 2017. The following table illustrates the specifics of the Fund’s reorganization:

Pre-Reorganization Fund Net Assets	Shares issued to Shareholders of Tactical Credit Fund	Tactical Credit Shell Fund Net Assets	Combined Net Assets		Tax Status of Transfer
$36,963,194	3,492,932	$—	$36,963,194	(a)	Non-taxable

(a)	Includes undistributed net investment income, accumulated realized losses and unrealized appreciation in the amounts of $387,984, $2,179,299 and $1,377,741 respectively.

As of close of business on March 17, 2017, the classes were converted at the following rates:

Pre-Merger Class	Pre-Merger NAV	Rate	Shares	Dollars	Post-Merger NAV	Post Merger Class
Tactical Credit Fund Class A	10.58	1	1,566,704	16,568,594	10.58	Shelton Tactical Credit Fund Investor Class
Tactical Credit Fund Class C	10.53	.99573 to 1	165,472	1,751,497	10.58	Shelton Tactical Credit Fund Investor Class
Tactical Credit Fund Class I	10.59	1	1,760,756	18,643,103	10.59	Shelton Tactical Credit Fund Institutional Class

On July 14, 2017, the shareholders of the International Select Equity Fund approved the agreement and plan of reorganization providing for the transfer of assets and assumption of liabilities of such funds by the International Select Equity Fund shell. The reorganization was effective as of the close of business on July 28, 2017. The following table illustrates the specifics of the Fund’s reorganization:

Pre-Reorganization Fund Net Assets	Shares issued to Shareholders of International Select Equity Fund	International Select Equity Shell Fund Net Assets	Combined Net Assets		Tax Status of Transfer
$45,550,734	2,333,659	$—	$45,550,734	(a)	Non-taxable

(a)	Includes undistributed net investment income, accumulated realized losses and unrealized appreciation in the amounts of $235,356, $$61,630,095 and $10,776,849 respectively.

SCM Trust	Notes to Financial Statements (Unaudited) (Continued)	October 31, 2017

As of close of business on July 28, 2017, the classes were converted at the following rates:

Pre-Merger Class	Pre-Merger NAV	Rate	Shares	Dollars	Post-Merger NAV	Post Merger Class
International Select Equity Fund Class A	19.50	1	213,948	4,171,487	19.50	Shelton International Select Equity Fund Investor Class
International Select Equity Fund Class I	19.52	1	2,119,711	41,379,247	19.52	Shelton International Select Equity Fund Institutional Class

Note 6 – SUBSEQUENT EVENTS

In preparing the financial statements as of October 31, 2017, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of issuance of the financial statements, and has determined that there were no subsequent events requiring recognition or disclosure.

Board of Trustees and Executive Officers (Unaudited)

Overall responsibility for management of the Fund rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and Executive Officers of the Fund:

Name	Address	Year of Birth	Position Held with the Trust	Length of Time Served
Stephen C. Rogers	1050 17th Street, Suite 1710 Denver, CO 80265	1966	Chairman and Trustee	Since June, 2011
Kevin T. Kogler	1050 17th Street, Suite 1710 Denver, CO 80265	1966	Trustee	Since June, 2011
Marco L. Quazzo	1050 17th Street, Suite 1710 Denver, CO 80265	1962	Trustee	Since August, 2014
Stephen H. Sutro	1050 17th Street, Suite 1710 Denver, CO 80265	1969	Trustee	Since June, 2011
William P. Mock	1050 17th Street, Suite 1710 Denver, CO 80265	1966	Treasurer	Since June, 2011
Gregory T. Pusch	1050 17th Street, Suite 1710 Denver, CO 80265	1966	Chief Compliance Officer	Since March, 2017

The principal occupations of the Trustees and Executive Officers of the Fund during the past five years and public directorships held by the Trustees are set forth below:

Stephen C. Rogers*	Chief Executive Officer, Shelton Capital Management, 1999 to present. ETF Spreads, 2007 to present.
Kevin T. Kogler

President & Founder of MicroBiz LLC, 2012 to present; Principal, Robertson Piper Software Group, 2006 to 2012; Senior Vice President, Investment Banking, Friedman, Billings Ramsey, 2005 to 2006. ETF Spreads, 2007 to present.

Marco L. Quazzo	Principal, Bartko Zankel Bunzel & Miller, March, 2015 to present; Partner, Barg Coffin Lewis & Trapp LLP (law firm), 2008 to March 2015.
Stephen H. Sutro	Managing Partner, Duane Morris LLP (law firm), 2014 to present; Partner, Duane Morris LLP (law firm), 2003 to Present. ETF Spreads, 2007 to present.
William P. Mock	Portfolio Manager, Shelton Capital Management, 2010 to present; Portfolio Manager, ETSpreads, 2007 to present.
Gregory T. Pusch	Global Head of Risk & Compliance, Matthews Asia 2015-2016; Head of Legal & Regulatory Compliance/CCO, HarbourVest Partners, 2012-2015

Additional information about the Trustees may be found in the SAI, which is available without charge by calling (800) 955-9988.

*

Trustee deemed to be an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Mr. Rogers is an interested person because he is the CEO of Shelton Capital Management, the Trust’s Advisor and Administrator.

Board Approval of the Advisory Agreement (Unaudited) October 31, 2017

The 1940 Act requires that the full Board and a majority of the Independent Trustees initially approve the Investment Advisory Agreement dated October 11, 2016 between SCM Trust and CCM Partners D/B/A Shelton Capital Management (“SCM”) (the “Investment Advisory Agreement”), with respect to each of the Shelton Tactical Credit Fund and the Shelton International Select Equity Fund (together, the “Funds”). At a meeting held in-person on June 28, 2016, the Board, including a majority of the Independent Trustees of SCM Trust, on behalf of each of the Funds, considered and approved the Investment Advisory Agreement with CCM Partners D/B/A Shelton Capital Management for an initial two-year period from the effective date of the Management Agreement with respect to each Fund.

Prior to the meeting, the Independent Trustees requested information from SCM. This information, together with other information provided by SCM, and the information provided to the Independent Trustees throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations as summarized below. In addition to the information identified above, other material factors and conclusions that formed the basis for the Board’s subsequent approval are described below.

Information Received

Materials Received. During the course of each year, the Independent Trustees receive a wide variety of materials relating to the services provided by Shelton to the other series of the Trust, and to funds advised by Shelton in a related trust for which the Board also serves. That information includes reports on each such fund’s investment results; portfolio composition; third party fund rankings; investment strategy; portfolio trading practices; shareholder services; and other information relating to the nature, extent and quality of services provided by Shelton to those funds. In addition, the Board requests and reviews supplementary information that includes materials regarding each such fund’s investment results, advisory fee and expense comparisons, the costs of operating those funds and financial and profitability information regarding Shelton (the principal business activity of which is managing the funds), description of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management services to each fund. As such, the Board, and the Independent Trustees, are acquainted with Shelton and its performance of investment management services for registered investment companies. For the meeting at which the Advisory Agreement was approved, the Independent Trustees requested information regarding Shelton’s financial condition and profitability, services, operations and personnel, and compliance procedures.

Review Process. The Board received assistance and advice regarding legal and industry standards from independent legal counsel to the Independent Trustees. The Board discussed the approval of the Investment Advisory Agreement both with Shelton representatives and in a private session with independent legal counsel at which representatives of Shelton were not present. In deciding to approve the Investment Advisory Agreement, the Independent Trustees considered the total mix of information requested by and made available to them and did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

Nature, Extent and Quality of Services

The Board considered the depth and quality of Shelton’s investment management process; the experience, capability and integrity of its senior management and other personnel; operating performance and the overall financial strength and stability of its organization. The Board also considered that SCM made available to its investment professionals a variety of resources relating to investment management, compliance, trading, performance and portfolio accounting. The Board further considered SCM’s continuing need to attract and retain qualified personnel and, noting SCM’s additions over recent years, determined that SCM was adequately managing matters related to the existing series of the Trust and would be expected to make appropriate investments for the Funds. Because each of the Funds employs the same investment strategy of the predecessor funds and the same key management personnel, the nature and quality of the management of each Fund is expected to reflect that of the predecessor fund. This, in turn, assisted the Board in reaching a conclusion that the nature, extent and quality of Shelton’s services were such as to warrant approval of the Investment Advisory Agreement.

The Board considered, in connection with the performance of its investment management services to the other series of the Trust, and the services to be provided to the Funds, the following: SCM’s policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Board informed; and its attention to matters that may involve conflicts of interest with the Funds. As a point of comparison, the Board also considered the nature, extent, quality and cost of certain non-investment related administrative services provided by SCM to the Funds under the administration servicing agreements.

The Board concluded that SCM had the quality and depth of personnel and investment methods essential to performing its duties under the Investment Advisory Agreement, and that the nature, extent and overall quality of such services are satisfactory and reliable.

Investment Performance

The Board considered that there was no performance history at the time of the meeting for the Funds.

Management Fees and Total Operating Expenses

The Board reviewed the proposed management fees and proposed total operating expenses of each Fund with SCM, and compared such amounts with the management fees and total operating expenses of other funds in the industry. The Trustees considered both the gross advisory fee rates, as well as the effective advisory rates proposed to be charged by SCM after taking into consideration the expense limitation arrangements and voluntary fee waivers. The Board noted that the total net management fees charged to each Fund, after taking into account these expense limitations and voluntary waivers, appeared to be competitive with comparable funds. The Trustees noted the Funds would be paying for certain administrative services provided to the Funds by SCM under the fund administration servicing agreement that would take effect upon the transition of the Funds to the SCM Trust.

Adviser, Costs, Level of Profits, Economies of Scale and Ancillary Benefits

The Board reviewed information regarding SCM’s anticipated costs of providing services to the Funds, as well as the resulting level of profits to SCM. The Independent Trustees received financial and other information from SCM, in addition to a representation from SCM that its profits were not excessive and that SCM’s profitability was low by industry standards. The Board noted its intention to monitor assets under management, and the resulting impact on SCM’s profitability, in order to ensure that SCM has sufficient resources to provide the services that shareholders in the Funds require. The Board considered SCM’s need to invest in technology, data services, infrastructure and staff to provide the expected quality of investment advisory services to the Funds. The Board also noted that SCM has contractually agreed to limit its advisory fees on the Funds so that those Funds do not exceed their respective specified operating expense limitations. Such voluntary fee limitations may be decreased or eliminated at the option of SCM in the future, a factor that was also considered by the Board. The Board considered possible indirect benefits that may accrue to SCM as a result of the acquisition, and concluded that it was very difficult to determine whether any such benefits would accrue before the Funds have experienced any meaningful operating history. Nevertheless, in connection with its governance of the other series of the Trust, the Board regularly receives financial information regarding SCM and the compensation and benefits that SCM derives from its relationship with that fund, and noted that SCM does not presently receive substantial indirect benefits from managing the other series of the Trust (one example of an indirect benefit is research paid for by Fund brokerage commissions – SCM currently does not utilize soft-

Board Approval of the Advisory Agreement (Unaudited) (Continued) October 31, 2017

dollar arrangements or enjoy the benefit of such arrangements). On the basis of the foregoing, together with the other information provided to it at the June 28th, 2016 meeting and throughout the year, the Board concluded that the advisory fee to be charged to each Fund was reasonable in relation to the services to be provided.

Conclusions

Based on their review of the totality of the circumstances and relevant factors, the Board’s decision to approve the proposed Investment Advisory Agreement reflected its determination that, based upon the information requested and supplied, SCM’s proposal to establish and maintain each Fund, and its past performance and actions in providing services to other mutual funds (which the Board has found to be satisfactory), provide a reasonable basis to support the business judgment to approve the proposed Investment Advisory Agreement and other proposed arrangements.

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ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's board of trustees since the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half- year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting

ITEM 12. EXHIBITS.

(a)(1)	Code of Ethics not applicable for semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, as amended (“SOX”), are filed as Exhibit 12(a)(2) to this Form N-CSR.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act, Section 906 of SOX, Rule 13a-14(b) under the Exchange Act, and Section 1350 of Chapter 63 of Title 18 of the United States Code are furnished as Exhibit 12(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Shelton Greater China Fund

By	/s/ Stephen C. Rogers
Stephen C. Rogers, Chairman
Date: December 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Rogers
Stephen C. Rogers, Chairman
Date: December 29, 2017

By	/s/ William P. Mock
William P. Mock, Treasurer
Date: December 29, 2017